Other Financial Assets and Liabilities - Summary of Other Financial Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other financial assets
Financial assets at amortized cost	₩ 608,389	₩ 671,068
Financial assets at fair value through profit or loss	952,319	809,919
Financial assets at fair value through other comprehensive income	347,877	258,516
Derivative used for hedging	99,453	7,684
Less: Non-current	(822,379)	(544,347)
Current	1,185,659	1,202,840
Other financial liabilities
Financial liabilities at amortized cost	263,500	132,558
Financial liabilities at fair value through profit or loss	216,040	2,682
Derivatives used for hedging	18,126	127,929
Less: Non-current	(424,859)	(260,676)
Current Other financial assets	₩ 72,807	₩ 2,493